January 6, 2009

Dreyfus Opportunity Funds (formerly, Dreyfus Premier Opportunity Funds) -Dreyfus Enterprise Fund (formerly, Dreyfus Premier Enterprise Fund)

Supplement to Prospectus dated February 1, 2008

The following information supersedes and replaces any contrary information contained in the section of the fund’s Prospectus entitled “Management-Investment advisers”:

     Effective January 6, 2009, B. Randall Watts, Jr., CFA and Todd Wakefield, CFA serve as the fund’s co-primary portfolio managers. Mr. Watts is a senior vice president and portfolio manager at The Boston Company Asset Management, LLC (TBCAM), an affiliate of Founders and Dreyfus, where he has been employed since 2003. He is the lead portfolio manager on TBCAM’s U.S. small, small/mid and micro-capitalization growth investment team. He also conducts research covering the technology software, internet and media industries. Prior to joining TBCAM in 2003, he was employed with Standish Mellon Asset Management Company LLC (Standish), an affiliate of Founders and Dreyfus, since May 2001. Mr. Watts also has been employed by Founders since August 2006.

     Mr. Wakefield is a senior vice president and portfolio manager at TBCAM, where he has been employed since 2003. He is a portfolio manager on TBCAM’s U.S. small, small/mid and micro-capitalization growth investment team. He also conducts research covering the consumer, energy, industrials and materials sectors. Prior to joining TBCAM in 2003, he was employed with Standish since August 1998. Mr. Wakefield also has been employed by Founders since January 2009.

January 6, 2009

Dreyfus Opportunity Funds (formerly, Dreyfus Premier Opportunity Funds) -Dreyfus Natural Resources Fund (formerly, Dreyfus Premier Natural Resources Fund)

Supplement to Prospectus dated February 1, 2008

The following information supersedes and replaces any contrary information contained in the section of the fund’s Prospectus entitled “Management-Investment adviser”:

     Effective January 6, 2009, Robin Wehbe, CFA serves as the fund’s primary portfolio manager. Mr. Wehbe is an assistant vice president and equity research analyst at The Boston Company Asset Management, LLC (TBCAM), an affiliate of Dreyfus, where he has been employed since July 2006. He is a research analyst on TBCAM’s core research team, covering the basic materials sector, following the coal, metals and mining, chemicals, paper, packaging and construction materials industries. Prior to joining TBCAM, he was employed with State Street Global Advisors since 2003, most recently as a global research analyst, covering the basic materials sector. He also has been employed by Dreyfus since January 2009.

January 6, 2009

Dreyfus Opportunity Funds (formerly, Dreyfus Premier Opportunity Funds) -Dreyfus Enterprise Fund (formerly, Dreyfus Premier Enterprise Fund)

Supplement to Statement of Additional Information (the “SAI”) dated September 1, 2008

The following information supersedes and replaces any contrary information contained in the section of the Fund’s SAI entitled “Management Arrangements”:

     Effective January 6, 2009, B. Randall Watts, Jr., CFA and Todd Wakefield, CFA serve as the Fund’s co-primary portfolio managers.

January 6, 2009

Dreyfus Opportunity Funds (formerly, Dreyfus Premier Opportunity Funds) -Dreyfus Natural Resources Fund (formerly, Dreyfus Premier Natural Resources Fund)

Supplement to Statement of Additional Information (the “SAI”) dated September 1, 2008

The following information supersedes and replaces any contrary information contained in the section of the Fund’s SAI entitled “Management Arrangements”:

     Effective January 6, 2009, Robin Wehbe, CFA serves as the Fund’s primary portfolio manager. Elizabeth Slover has been appointed as an additional portfolio manager for the Fund.